Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Abstract]
REVENUES	$ 467	$ 549	$ 624
COST OF REVENUES:
PRODUCTS AND SERVICES	219	176	277
INVENTORY IMPAIRMENT	297
GROSS PROFIT (LOSS)	(49)	373	347
RESEARCH AND DEVELOPMENT EXPENSES	2,208	3,655	4,384
SALES AND MARKETING EXPENSES	846	2,125	2,680
GENERAL AND ADMINISTRATIVE EXPENSES	3,005	3,684	2,842
OTHER INCOME, NET			3
OPERATING LOSS	(6,108)	(9,091)	(9,556)
PROFIT FROM CHANGES IN FAIR VALUE OF WARRANTS ISSUED TO INVESTORS	3,502	25	106
FINANCING INCOME IN RESPECT OF DEPOSITS AND EXCHANGE DIFFERENCES	71	99	19
FINANCING EXPENSES IN RESPECT OF BANK COMMISSIONS	(17)	(12)	(33)
FINANCING INCOME, NET	3,556	112	92
LOSS BEFORE TAXES ON INCOME	(2,552)	(8,979)	(9,464)
TAXES BENEFIT (TAXES ON INCOME)	7	(28)	(68)
LOSS FOR THE YEAR	(2,545)	(9,007)	(9,532)
OTHER COMPREHENSIVE LOSS FOR THE YEAR
Amounts which will not be reclassified to profit or loss - Currency translation differences			(211)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (2,545)	$ (9,007)	$ (9,743)
BASIC LOSS PER SHARE	$ (0.02)	$ (0.26)	$ (0.34)
DILUTED LOSS PER SHARE	$ (0.02)	$ (0.26)	$ (0.34)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS)
BASIC LOSS PER SHARE	125,685	34,397	28,415
DILUTED LOSS PER SHARE	129,690	34,397	28,415